Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues
Gross premiums written	$ 1,514.3	$ 1,245.3
Reinsurance premiums ceded	(736.2)	(585.6)
Net premiums written	778.1	659.7
Change in net unearned premiums	(290.1)	(273.7)
Net premiums earned	488.0	386.0
Net realized and unrealized investment gains/(losses)	(9.0)	2.8
Net investment income	41.0	20.4
Other income	0.0	3.5
Total revenues before net gain on distribution of The Fidelis Partnership	520.0	412.7
Net gain on distribution of The Fidelis Partnership	0.0	1,639.1
Total revenues	520.0	2,051.8
Expenses
Losses and loss adjustment expenses	182.3	159.6
Policy acquisition expenses (includes The Fidelis Partnership commissions of $76.7 (2023: $24.2))	212.9	129.2
General and administrative expenses	23.6	16.6
Corporate and other expenses	0.0	1.5
Net foreign exchange (gains)/losses	(2.5)	1.5
Financing costs	8.6	8.6
Total expenses	424.9	317.0
Income before income taxes	95.1	1,734.8
Income tax expense	13.9	2.2
Net income	81.2	1,732.6
Other comprehensive income/(loss)
Unrealized gains/(losses) on available-for-sale investments	(8.2)	24.9
Reclassification of net realized losses recognized in net income	7.4	0.0
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	0.6	(2.0)
Total other comprehensive income/(loss)	(0.2)	22.9
Comprehensive income	$ 81.0	$ 1,755.5
Per share data earnings per common share
Earnings per common share (in dollars per share)	$ 0.69	$ 15.64
Earnings per diluted common share (in dollars per share)	$ 0.69	$ 15.64
Weighted average basic common shares outstanding (in shares)	117,658,016	110,771,897
Weighted average diluted common shares outstanding (in shares)	118,348,384	110,771,897